Adjusting items	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Adjusting items	3. Adjusting Items
Adjusting items are significant items of income or expense in profit from operations, net finance costs, taxation, the Group’s share of the post-tax results of associates and joint ventures, diluted earnings per share, which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance because of their size, nature or incidence. In identifying and quantifying adjusting items, the Group consistently applies a policy that defines criteria that are required to be met for an item to be classified as adjusting. These items are separately disclosed in the segmental analyses or in the notes to the accounts as appropriate.
The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance and are used to derive the Group’s non-GAAP measures of adjusted profit from operations, adjusted operating margin, adjusted net finance costs, adjusted taxation and adjusted diluted earnings per share, all of which are before the impact of adjusting items and which are reconciled from profit from operations, diluted earnings per share, net finance costs and taxation.
In addition, the non-GAAP measure of adjusted profit from operations is presented with the additional adjustment to reflect the settlement of the Canadian litigation, and is referred to as "as adjusted for Canada"[1]. This measure is also reconciled from profit from operations.
1.The adjustment in respect of Canada is discussed on pages 47 and 48, with the adjustment based upon a percentage (2026: 85%; 2025: 100%) of the net income after taxes earned from all sources, excluding New Categories, in Canada.
Adjusting items included in profit from operations
Adjusting items are significant items in the profit from operations that individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance.
In summary, in the six months ended 30 June 2026, the Group incurred £1,160 million (30 June 2025: £325 million) of adjusting items within profit from operations:

		Six months ended 30 June
		2026	2025
		£m	£m
(a)	Restructuring	370	13
(b)	Amortisation and impairment of trademarks and similar intangibles	796	804
(b)	Impairment of goodwill	—	72
(c)	Credit in respect of Romania's other taxes	(2)	(22)
(c)	Credit in respect of settlement of historical litigations with ITG brands	(149)	—
(c)	Other adjusting items (including Engle)	171	30
(c)	Charges in connection with disposal of subsidiaries	12	—
(d)	Credit in respect of the Canada Approved Plans	(38)	(575)
	Charges in connection with disposal of associate	—	3
	Total adjusting items included in profit from operations	1,160	325
(a) Restructuring and integration costs
To further support our transformation and underpin investment initiatives to drive long-term sustainable profit and cash flow growth, we are undertaking a structured time-bound programme (referred to as Fit2Win) to review processes and ways of working which will generate efficiencies and facilitate faster, more agile and effective decision making.
Having commenced in 2025, the programme is expected to complete in 2027 and includes a comprehensive review of our overhead optimisation opportunities, route to market and digitalisation in order to deliver more effective, data-driven digital ways of working. The programme has also undertaken a global bottom-up review of our manufacturing assets and machinery, which will facilitate an upgrade to more efficient, next generation technologies to support our ongoing transformation. Accordingly, we have recognised an additional one-off, non-cash expense/charge of £228 million in 2026. During H1 2026, the programme has also identified additional potential optimisation opportunities, with a further £100 million of costs expected to be incurred over the life of the programme.
Including the above, we now expect associated one-off costs of approximately £950 million (being non-cash items of £330 million and cash items of £620 million), with c.£840 million expected to be treated as adjusting items within adjusted profit from operations.
By 30 June 2026, total costs of £482 million have been incurred since the programme commenced in 2025, with £459 million treated as adjusting items within profit from operations, of which £370 million was recognised in the six months ended 30 June
2026.
(b) Amortisation and impairment of trademarks and similar intangibles
(b)(i) Amortisation
Acquisitions in previous years have resulted in the capitalisation of trademarks and similar intangibles, including those which are amortised over their expected useful lives, which do not exceed 30 years. The element of the total amortisation and impairment charge treated as an adjusting item was £796 million (30 June 2025: £804 million) and is included within depreciation, amortisation and impairment costs in the income statement.
(b)(ii) Ongoing impairment review of trademarks and similar assets
The Group reviews and monitors the performance of its non-financial assets (including goodwill) in line with the requirements of
IAS 36 Impairment of Assets. In preparing the Half-Year Report for the six months ended 30 June 2026, the Group has assessed if any impairment indicators exist requiring a further detailed impairment assessment to be undertaken.
In the U.S., no changes have occurred in the legislative environment, nor in the macro-economic environment, during the six months ended 30 June 2026 that present an indicator of a potential impairment for either Reynolds American goodwill or for the definite- or indefinite-lived brands.
As part of the standard year-end impairment process, a detailed impairment review will be undertaken for all trademarks in line with
IAS 36 Impairment of Assets. This will include the entire Reynolds American portfolio to ensure the book values remain supportable.
(b)(iii) Impairment of goodwill
In the six months ended 30 June 2026, no impairment trigger has been identified in respect of goodwill (including in respect of the U.S. and Canada), having recognised a goodwill impairment charge of £72 million in the six months ended 30 June 2025 in respect of the Peru cash-generating unit.
(c) Other
In the six months ended 30 June 2026, the Group incurred a net charge of £32 million (30 June 2025: £8 million) of other adjusting items. These included:
–A credit of £149 million as the Group settled historical litigation with ITG Brands;
–A net loss associated with the disposal of the business in Cuba of £12 million;
–A credit of £2 million (30 June 2025: £22 million) in respect of the partial release of a provision recognised in December 2024 in relation to an excise assessment of activities undertaken in the Ploiesti factory in Romania; and
–Other costs of £171 million (30 June 2025: £30 million), mainly related to foreign exchange reclassified from reserves to the income statement as a consequence of the cessation of a physical presence in certain countries. In the six months ended 30
June 2025, other costs mainly related to litigation costs including Engle progeny cases.
(d) Changes in provision in relation to Canada Approved Plans
The Group's estimated share of the undiscounted future liability in relation to the court-sanctioned plan of compromise and arrangement to resolve all Canadian tobacco litigation in relation to the Group and other parties (the Approved Plans) in Canada has not materially changed.
The Group recognised a net credit of £38 million in the six months ended 30 June 2026 due to minor revisions to the assumptions, including the pre-tax discount rate decreasing from 3.86% at 31 December 2025 to 3.79% at 30 June 2026. This
compares to a net credit of £575 million (in the six months ended 30 June 2025) mainly in respect of pricing and volume decline assumptions.
Based on our current estimate, it is expected that payments in respect of our estimated share of the future liability will continue for at least 40 years.
At 30 June 2026, net of translational FX movements, unwinding of discount and the above factors, the non-current provision for the future payments is £2,752 million (31 December 2025: £2,794 million).
Within current trade and other payables, an amount of £83 million is due to be paid in the second half of 2026.
Management uses judgement to determine the key assumptions used to calculate the present value of the provision. Changes to key assumptions can significantly impact the amount expected to be paid and the years over which payments are expected to be made.
A combination of changes in several assumptions, including the future financial performance (excluding New Categories) of
Imperial Tobacco Canada Limited's and Imperial Tobacco Company Limited's (together, ITCAN) and each of the other companies
(JTI-MacDonald Corp (a subsidiary of Japan Tobacco International) and Rothmans, Benson & Hedges Inc. (a subsidiary of Philip
Morris International Inc.)) and the performance of the combustibles industry as a whole, may materially impact the provision.
Refer to note 4 for the unwinding of the discount in the six months ended 30 June 2026. Please refer to pages 319 to 320 of the
Group's Annual Report and Accounts for the year ended 31 December 2025 and pages 162 to 163 of the 2025 Form 20-F for further information on the Approved Plans including the impact of possible changes to key assumptions.